Transactions with Related Parties - Transactions with Related Parties (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [Line Items]
Dividends paid	₩ 216,241	₩ 216,241	₩ 203,635
Dividends received	1,170	10,011	35,143
Handset purchanse amounting	2,058,356	2,044,540	2,122,776
SK Innovation Co Ltd SK Energy Co Ltd SK Lubricants Co Ltd SK Trading International Co Ltd and SK Global Chemical Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Dividends received			68,500
SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Dividends received	146,100	219,150	146,100
Handset purchanse amounting	267	481	313
Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Dividend declared	18,749	11,955	4,587
Handset purchanse amounting	12,511	13,864	35,296
Handset purchases [member]
Disclosure of transactions between related parties [Line Items]
Handset purchanse amounting	961,167	₩ 1,043,902	₩ 1,100,370
Yongin SK Academy [Member]
Disclosure of transactions between related parties [Line Items]
Dividends received	₩ 70,495